INVESTMENT IN ASSOCIATE (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Disclosure of associates [line items]
Share of loss of equity investment		$ (195,726)	$ 119,654
Waterproof [Member]
Disclosure of associates [line items]
Balance, beginning of year		397,629	509,857
Share of loss of equity investment		195,726	(119,654)
Currency translation adjustment		(6,081)	7,426
Derecognition to investment in equity instruments		(587,274)
Balance, end of year			$ 397,629